ACCOUNTS PAYABLE (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Suppliers	$ 41,824,376	$ 39,003,595
Related parties	3,051,802	2,916,722
Accounts payable for investments in property, plant and equipment	348,192	2,656,884
Provisions for expenses	12,030,872	10,540,082
Total	$ 57,255,242	$ 55,117,283